Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1,000,000
Payments for restructuring	$ 700,000	$ 400,000
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 100,000